FINANCIAL INSTRUMENTS - Quantitative Data About Entity's Exposure to Currency Risk (Details) - Currency contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Brazilian Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings before tax	$ 4.0	$ 3.7
Effect on other comprehensive income, before tax	0.5	0.1
Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings before tax	1.0	1.1
Effect on other comprehensive income, before tax	0.0	0.0
Canadian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings before tax	8.1	7.3
Effect on other comprehensive income, before tax	0.0	0.0
Chilean Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings before tax	4.4	6.6
Effect on other comprehensive income, before tax	$ 0.0	$ 0.0